Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions

15.  Provisions

Provisions comprise the following at December 31:

	2020			2019
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Provision for pensions	56,395	191	56,586	56,679	1,050	57,729
Environmental provision	2,910	1,256	4,166	2,923	1,185	4,108
Provisions for litigation	—	1,355	1,355	—	3,905	3,905
Provisions for third-party liability	10,759	—	10,759	9,263	—	9,263
Provisions for C02 emissions allowances	—	40,161	40,161	5,776	29,162	34,938
Other provisions	38,423	12,333	50,756	10,211	10,789	21,000
Total	108,487	55,296	163,783	84,852	46,091	130,943

The changes in the various line items of provisions in 2020 and 2019 were as follows:

			Provisions for	Provisions for	Provisions for
	Provision for	Environmental	Litigation	Third	CO2 Emissions	Other
	Pensions	Provision	in Progress	Party Liability	Allowances	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2019	52,726	3,211	2,399	7,270	27,970	22,781	116,357
Charges for the year	7,444	820	2,166	2,361	18,794	2,958	34,543
Provisions reversed with a credit to income	(1,798)	—	—	(74)	—	(1,101)	(2,973)
Amounts used	(2,019)	—	(650)	(179)	(9,452)	(723)	(13,023)
Provision against equity	2,244	—	—	—	—	—	2,244
Exchange differences and others	(868)	77	(10)	(115)	(249)	(441)	(1,606)
Disposals from business divestitures	—	—	—	—	(2,125)	(2,474)	(4,599)
Balance at December 31, 2019	57,729	4,108	3,905	9,263	34,938	21,000	130,943
Charges for the year	5,340	117	184	268	38,249	30,890	75,048
Provisions reversed with a credit to income	(1,843)	—	—	—	—	(1,972)	(3,815)
Amounts used	(3,514)	(26)	(2,886)	(198)	(35,860)	—	(42,484)
Provision against equity	(3,260)	—	—	568	—	—	(2,692)
Exchange differences and others	2,134	(33)	152	858	2,834	838	6,783
Balance at December 31, 2020	56,586	4,166	1,355	10,759	40,161	50,756	163,783

The main provisions relating to employee pensions are as follows:

France

These relate to various obligations assumed by FerroPem, SAS with various groups of employees relate to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined unfunded benefit obligations, whose changes in 2020 and 2019 were as follows:

	2020	2019
	US$'000	US$'000
Obligations at the beginning of year	32,795	28,049
Current service cost	1,580	1,951
Borrowing costs	242	524
Actuarial differences	(2,170)	4,432
Benefits paid	(1,037)	(1,581)
Exchange differences	3,086	(580)
Obligations at the end of year	34,496	32,795

At December 31, 2020 and 2019 the effect of a 1% change in discount rate would have resulted in a change to the provision of approximately $4,953 thousand and $4,767 thousand, respectively.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2020:

2020
US$'000
2021	1,128
2022	1,129
2023	2,018
2024	2,322
2025	1,691
Years 2026-2030	9,065

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

South Africa

Defined benefit plans relate to Retirement medical aid obligations and Retirement benefits. Actuarial valuations are performed periodically by independent third parties and in the actuary’s opinion the fund was in a sound financial position. The valuation was based upon the amounts as per the latest valuation report received from third party experts.

Retirement medical aid obligations

The Company provides post-retirement benefits by way of medical aid contributions for employees and dependents.

Retirement benefits

It is the policy of the Company to provide retirement benefits to all its employees and therefore membership of the retirement fund is compulsory. The Company has both defined contribution and defined benefit plans. The pension fund obligation is recognized in current provisions as the Company will contribute the difference to the plan assets within the next 12 months.

In this regard, the changes of this provision in 2020 and 2019 were as follows:

	2020	2019
	US$'000	US$'000
Obligations at beginning of year	4,601	5,429
Current service cost	47	90
Borrowing costs	435	511
Actuarial differences	(1,238)	(1,291)
Benefits paid	(278)	(254)
Exchange differences	(106)	116
Obligations at end of year	3,461	4,601

At December 31, 2020 and 2019, the effect of a 1% change in the cost of the medical aid would have resulted in a change to the provision of approximately $378 thousand and $562 thousand, respectively.

The breakdown, in percentage, of the plan assets are as follows:

	2020	2019
Cash	1.84%	1.50%
Equity	41.70%	42.25%
Bond	18.53%	15.64%
Property	1.68%	2.78%
International	32.02%	32.51%
Others	4.23%	5.32%
Total	100.00%	100.00%

As of December 31, 2020 and 2019 the Plan assets amounted to $2,204  thousand and $2,126 thousand, respectively. Changes in the fair value of plan assets linked to the defined benefit plans in South Africa were as set forth in the following table:

	2020	2019
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	2,126	1,906
Interest income on assets	200	194
Benefits paid	—	—
Actuarial differences	(77)	(81)
Other	(45)	107
Fair value of plan assets at the end of the year	2,204	2,126
Actual return on assets	122	113

Venezuela

Benefit Plan

The company FerroVen has pension obligations to all of its employees who, once reaching retirement age, have accumulated at least 15 years of service to the company and receive a Venezuelan Social Security Institute (IVSS) pension. In addition to the pension paid by the IVSS, 80% of the basic salary accrued when the pension benefit is awarded is guaranteed and paid by means of a lifelong monthly pension.

The most recent of the present value of the defined benefit obligation actuarial valuation was determined at December 31, 2020 by independent actuaries. The present value of the obligation for defined unfunded benefit cost, the current service cost and past service cost were determined using the projected unit credit method.

In this regards, the changes of this provision in 2020 and 2019 were as follows:

	2020	2019
	US$'000	US$'000
Obligations at the beginning of year	2,577	534
Current service cost	26	50
Borrowing costs	596	1,128
Benefits paid	(2)	(3)
Exchange differences	(956)	(1,200)
Other	(2,220)	2,068
Obligations at the end of year	22	2,577

The summary of the main actuarial assumptions used to calculate the aforementioned obligations is as follows:

	France		South Africa			Venezuela
	2020	2019	2020	2019		2020	2019
Salary increase	1.60%-6.10%	1.60%-6.10%	5.80%-9.10%	7.10%-7.60%	%	500%	7374%
Discount rate	0.75%	0.75%	9.80%-13.2%	9.5%-10.7%	%	536%	7673%
Expected inflation rate	1.60%	1.60%	4.80%-7.60%	5.1%-6.1%	%	550%	7374%
Mortality	TGH05/TGF05	TGH05/TGF05	SA 85-90 / PA (90)	SA 85-90 / PA (90)		GAM 83	UP94
Retirement age	65	65	63	63		65	62-63

High percentages are driven by driven by hyperinflationary economy in Venezuela.

North America

a. Defined Benefit Retirement and Post-retirement Plans

Globe Metallurgical Inc. (“GMI”) sponsors three non-contributory defined benefit pension plans covering certain employees, which were all frozen in 2003. Core Metals sponsors a non-contributory defined benefit pension plan covering certain employees, which was closed to new participants in April 2009.

Quebec Silicon Limited partnership (“QSLP”) sponsors a contributory defined benefit pension plan and postretirement benefit plan for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, disability, hospital, medical, and dental benefits. The contributory defined benefit pension plan was closed to new participants in December 2013. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to contribute, as necessary, an amount in excess of the minimum requirements in order to achieve the Company’s long-term funding targets.

Benefit Obligations and Funded Status – The following provides a reconciliation of the benefit obligations, plan assets and funded status of the North American plans as of December 31, 2020 and 2019:

	2020				2019
	USA	Canada			USA	Canada
			Post-				Post-
	Pension	Pension	retirement		Pension	Pension	retirement
	Plans	Plans	Plans	Total	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	39,214	28,110	9,632	76,956	37,272	25,626	8,739	71,637
Fair value of plan assets	(36,011)	(22,337)	—	(58,348)	(33,620)	(20,260)	—	(53,880)
Provision for pensions	3,203	5,773	9,632	18,608	3,652	5,366	8,739	17,757

All North American pension and post-retirement plans are underfunded. At December 31, 2020 and 2019, the accumulated benefit obligation was $67,324 thousand and $62,898 thousand for the defined pension plan and $9,632 thousand and $8,739 thousand for the post-retirement plans, respectively.

The assumptions used to determine benefit obligations at December 31, 2020 and 2019 for the North American plans are as follows:

	North America – 2020			North America – 2019
	USA	Canada		USA	Canada
	Pension	Pension	Postretirement	Pension	Pension	Postretirement
	Plan	Plan	Plan	Plan	Plan	Plan
Salary increase	N/A	2.75% - 3.00%	N/A	N/A	2.75% - 3.00%	N/A
Discount rate	2.25%	2.61%	2.75%	3.00%	3.15%	3.15%
Expected inflation rate	N/A	N/A	N/A	N/A	N/A	N/A
Mortality	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B	Pri-2012 Blue Collar Mortality	CPM2014-Private	CPM2014-Private Scale CPM-B
Retirement age	65	58-60	58-60	65	58-60	58-60

The discount rate used in calculating the present value of our pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2020 and 2019 and the Mercer Proprietary Yield Curve for 2020 and 2019 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of approximately $1,304 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2020.

The following reflects the gross benefit payments that are expected to be paid in future years for the benefit plans for the year ended December 31:

		Non-pension
		Postretirement
	Pension Plans	Plans
	US$'000	US$'000
2021	3,281	192
2022	3,300	189
2023	3,363	204
2024	3,402	214
2025	3,492	240
Years 2026-2030	17,561	1,550

The accumulated non-pension postretirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 5.2% for 2020 and decreasing to an ultimate rate of 4.0% in fiscal 2040. At December, 31 2020 and 2019, the effect of a 1% increase in health care cost trend rate on the non-pension postretirement benefit obligation is $2,085 thousand and $1,809 thousand, respectively. At December, 31 2020 and 2019 the effect of a 1% decrease in health care cost trend rate on the non-pension postretirement benefit obligation is ($1,567) thousand and ($1,374) thousand.

The changes to these obligations in the current year ended December 31, 2020 were as follows:

	2020
	USA	Canada
	Pension	Pension	Post-retirement
	Plans	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	37,272	25,626	8,739	71,637
Service cost	147	149	330	626
Borrowing cost	1,085	800	275	2,160
Actuarial differences	3,020	2,252	278	5,550
Benefits paid	(2,083)	(1,249)	(170)	(3,502)
Exchange differences		532	180	712
Expenses	(227)	—	—	(227)
Obligations at the end of year	39,214	28,110	9,632	76,956

The plan assets of the defined benefit and retirement and post-retirement plans in North America are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2020 and 2019 of the assets by class are:

	2020	2019
Cash	33%	1%
Equity Mutual Funds	10%	44%
Fixed Income Securities	32%	55%
Assets held by insurance company	25%	—%
Total	100%	100%

For the year ended December 31, 2020, the changes in plan assets were as follows:

	2020
	USA	Canada
	Pension	Pension
	Plans	Plans	Total
	US$'000	US$'000	US$'000
Fair value of plan assets at the beginning of the year	33,620	20,260	53,880
Interest income on assets	973	530	1,503
Benefits paid	(2,083)	(1,187)	(3,270)
Actuarial return on plan assets	3,681	1,070	4,751
Exchange differences	—	711	711
Other	(180)	953	773
Fair value of plan assets at the end of the year	36,011	22,337	58,348

b. Other Benefit Plans

The Company administers healthcare benefits for certain retired employees through a separate welfare plan requiring reimbursement from the retirees.

The Company’s subsidiary, GMI, provides two defined contribution plans (401(k) plans) that allow for employee contributions on a pretax basis. The Company agrees to match 25% of participants’ contributions up to a maximum of 6% of compensation. Additionally, the Company sponsors a defined contribution plan for employees of Core Metals. Under the plan, the Company may make discretionary payments to salaried and non-union participants in the form of profit sharing and matching funds.

Other benefit plans offered by the Company include a Section 125 cafeteria plan for the pretax payment of healthcare costs and flexible spending arrangements.

Provisions for third-party liability

Environmental provision

Environmental provisions relate to $2,910 thousand of non-current environmental rehabilitation obligations as of December 31, 2020 (2019: $2,923 thousand) and $1,256 thousand of current environmental rehabilitation obligations as of December 31, 2020 (2019: $1,185 thousand).

Provisions for litigation

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A., may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica’s purchase of that business in December 2004. The Company has recognized a provision of $1,080 thousand during the year ended December 31, 2020 as part of the current portion of Provisions for litigation (2019: $1,166 thousand). See Note 24 for further information.

The timing and amounts potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Provisions for third-party liability

Provisions for third-party liability relate to current obligations ($10,759 thousand) relating to health costs for retired employees (2019:  $9,263 thousand) in the The Company’s subsidiary, FerroPem, SAS.

The following table reflects the gross benefit payments that are expected to be paid for the benefit plans for the year ended December 31, 2020:

2020
US$'000
2021	-
2022	585
2023	293
2024	292
2025	293
Years 2026-2030	1,499

The subsidiary recognized provisions in this connection based on an actuarial study performed by an independent expert.

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $6,053 thousand (2019: $4,866 thousand) and other provisions of $44,703 thousand (2019: $16,134 thousand); $31,815 thousand are related to the tolling agreement with Cee-Dumbria facility as detailed in the below paragraph and $7,118 thousand are related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of  separation of the Cee-Dumbria's hydroelectric plants and the ferroalloys plants. Grupo FerroAtlantica, S.A.U. has appealed the Sentencia to the Supreme Court and are awaiting the admission of the appeal. As a consequence of the court´s ruling, the Company has reconsidered to estimate on the term of the tolling agreement with Cee-Dumbria ferroalloys plant. The Company has recorded a provision amounting to $31,815 thousand (EUR 25,927 thousand).